RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 4 - RELATED PARTY TRANSACTIONS

In May 2013, James Askew resigned as the Company's chief executive officer.  Simultaneously, John Seitz was appointed chief executive officer and chairman of the board of directors.

In May 2013, Ronald A. Bain was appointed as the president and chief operating officer, and Dwight "Clint" M. Moore was appointed as the vice president and secretary.

During April through September 2013, the Company entered into convertible promissory notes whereby it borrowed a total of $6,500,000 from John Seitz, its current chief executive officer.   The notes are due on demand, bear interest at the rate of 5% per annum, and are convertible into shares of common stock at a conversion price equal to $0.12 per share of common stock (the then offering price of shares of common stock to unaffiliated investors). In May 2013, John Seitz converted $1,200,000 of the aforementioned debt into 10,000,000 shares of common stock, which shares were issued in July 2013.   As of December 31, 2013, there was a total of $162,042 accrued interest associated with these loans and the Company has recorded $94,319 in interest expense for the year ended September 30, 2013 and $67,723 in interest expense for the quarter ended December 31, 2013.

During September 2013, the Company entered into convertible promissory notes whereby it borrowed a total of $200,000 from Dr. Ronald Bain, its current president and chief operating officer, and his affiliate ConRon.  The notes are due on demand, bear interest at the rate of 5% per annum, and are convertible into shares of common stock at a conversion price equal to $0.12 per share of common stock (the then offering price of shares of common stock to unaffiliated investors).  As of September 30, 2013, there was a total of $667 accrued interest associated with these loans and the Company has recorded interest expense for the same amount. In October 2013, Dr. Bain converted principal and accrued interest in the amount of $180,408 into 1,503,403 shares of common stock (a conversion rate of $0.12 per share).  In November 2013, the Company repaid in full the $20,000 remaining principal balance (plus accrued interest) of the convertible promissory note.

In October 2013, the Company issued 937,500 shares of common stock to Brady Rodgers, the Company's vice president, to settle $112,500 of fees due to Mr. Rodgers for services rendered.

In October 2013, the Company issued to Brady Rodgers, the Company's vice president Engineering and Business Development, a ten-year option to purchase 2,000,000 shares of the Company's common stock at an exercise price of $0.12 per share.  A fair value of $177,298 was computed using the Black-Scholes option-pricing model, of which $25,632 has been expensed during the three months ended December 31, 2013.  The options vest 50% in October 2014 and 50% in October 2015.

As of December 31, 2013, executive officers paid $56,480 to trade vendors on behalf of the Company in the ordinary course of business.

NOTE 6 - RELATED PARTY TRANSACTIONS

In May 2012, the Company issued 20,000,000 shares of common stock to John Preftokis, the Company's former president and chief executive officer, for services rendered valued at $200,000 or $0.01 per share.  John Preftokis resigned as sole officer and director of the Company in June 2012.

In May 2012, James Askew, a shareholder and the Company's former president and chief executive officer, loaned the Company the sum of $7,200 which was paid in June 2012.

In May 2012, the Company and Mr. Askew entered into a consulting agreement pursuant to which Mr. Askew would provide the Company's board of directors advice relating to certain of the Company's strategic and business development activities, including business development financing, and corporate strategy.  In consideration for entering into the consulting agreement, Mr. Askew was issued 50 million shares of the Company's common stock.  Mr. Askew's obligations under the consulting agreement were replaced and superseded as described below.

In May 2012, the Company and John B. Connally III, entered into a consulting agreement pursuant to which Mr. Connally would provide the Company's board of directors advice relating to certain of the Company's strategic and business development activities, including business development financing, and corporate strategy.  In consideration for entering into the consulting agreement, Mr. Connally was issued 50 million shares of the Company's common stock.  In July 2012, Mr. Connally's consulting agreement was amended, providing for the Company to pay Mr. Connally a one-time $25,000 cash retainer and a monthly cash consulting fee of $10,000 per month beginning July 1, 2012.

In June 2012, James Askew was appointed as the Company's president, chief executive officer, secretary, treasurer, and as chairman of the board of directors.  In connection with the appointment of Mr. Askew, in June 2012, the Company and Mr. Askew entered into an employment agreement whereby Mr. Askew was paid a base salary of $300,000 per year and a one-time cash sign-on bonus of $100,000. The employment agreement replaced and superseded Mr. Askew's consulting agreement entered into in May 2012 (see description of the May 2012 consulting agreement above in this Note 6).  The 50 million shares issued to Mr. Askew were unaffected by the replacement of the May 2012 consulting agreement with the June 2012 employment agreement.

In June 2012, subsequent to the date of his resignation as an officer and director of the Company, the Company entered into a one-year consulting agreement with John Preftokis.  In consideration for entering into the consulting agreement, Mr. Preftokis was issued 5 million shares of Company common stock.  This agreement was valued at $50,000, or $0.01 per share.  As of September 30, 2012, $13,611 had been expensed with $36,389 recorded as a prepaid expense.

During August and September 2012, James Askew paid $31,183 in expenses on behalf of the Company.  The $31,183 related party payable was outstanding as of September 30, 2012 and paid during the twelve months ended September 30, 2013.

Effective March 2013, the Company amended the employment agreement of James Askew to allow the Company to terminate such agreement at any time.  The Company agreed to pay Mr. Askew a severance payment upon termination in the amount of up to $100,000 as reimbursement for any tax liabilities incurred by Mr. Askew during calendar year 2013 arising from previous salary and other compensation paid to Mr. Askew.  The termination amount was accrued and recorded as a related party payable as of September 30, 2013.

In March 2013, the Company entered into a one-year consulting agreement with ConRon Consulting, Inc. ("ConRon") whereby ConRon assisted the Company in negotiating licensing for certain seismic data, as well as providing other general consulting.  ConRon is an affiliate of Ron Bain, the Company's current chief operating officer.  Pursuant to the agreement, compensation for ConRon was $30,000 per month.  The ConRon consulting agreement was terminated in October 2013, and beginning in November 2013, Mr. Bain is paid an annual salary of $360,000 as an employee of the Company.  As of September 30, 2013, the consulting fees for the months of March through September totaling $210,000 were unpaid and recorded as a related party payable.

In March 2013, the Company entered into a one-year consulting agreement with John N. Seitz, whereby Mr. Seitz assisted the Company in negotiating licensing for certain seismic data, and provided other general consulting.   Pursuant to the agreement, Mr. Seitz was to receive compensation of $40,000 per month.  The agreement was terminated in May 2013, as Mr. Seitz was appointed as the Company's chief executive officer and chairman and it is expected that Mr. Seitz will enter into an arrangement with the Company in the near future providing equity-based compensation.  As of September 30, 2013, the consulting fees for the months of March through May totaling $120,000 were unpaid and recorded as a related party payable.

Mr. Seitz has not received a salary since May 31, 2013, the date he commenced serving as our chief executive officer and accordingly, no amount has been accrued on our financial statements. Prior to serving as an executive officer, Mr. Seitz served as a Company consultant and the Company has accrued $120,000 of consulting compensation owed to Mr. Seitz.  As Mr. Seitz beneficially owns a significant number of shares of the Company's common stock (including shares issuable upon conversion of the principal amount of convertible notes held by Mr. Seitz), the Company recognizes that his level of stock ownership significantly aligns his interests with shareholders' interests. From time to time, the compensation committee may consider compensation arrangements for Mr. Seitz given his continuing contributions and leadership.

In March 2013, John N. Seitz, Ronald A. Bain, and Dwight "Clint" M. Moore were issued 190,045,556 shares, 40,045,555 shares, and 10,045,555 shares, respectively, of common stock in consideration for the entering into the Assignment Agreement (See Note 3).   The shares issued were valued at $0.01 per share.   None of the assignors of the Assignment Agreement were officers, directors or 5% or more shareholders of the Company prior to or at the time of the acquisition of the master license agreement.  At no time have any of our officers or directors (including the assignors) been an officer, director or 5% or more shareholder of TGS.  As a result of that transaction, both Mr. Seitz and Dr. Bain became holders in excess of 5% of our outstanding shares of common stock.

In May 2013, James Askew resigned as the Company's chief executive officer.  Simultaneously, John Seitz was appointed chief executive officer and chairman of the board of directors.  Mr. Askew remains a director of the Company.

In May 2013, Ronald A. Bain was appointed as the president and chief operating officer, and Dwight "Clint" M. Moore was appointed as the vice president and secretary.

During April through September 2013, the Company entered into convertible promissory notes whereby it borrowed a total of $6,500,000 from John Seitz, its current chief executive officer.   The notes are due on demand, bear interest at the rate of 5% per annum, and are convertible into shares of common stock at a conversion price equal to $0.12 per share of common stock (the then offering price of shares of common stock to unaffiliated investors). In May 2013, John Seitz converted $1,200,000 of the aforementioned debt into 10,000,000 shares of common stock pursuant to the aforementioned convertible promissory notes. The shares were issued in July 2013.  As of September 30, 2013, there was a total of $94,319 accrued interest associated with these loans and the Company has recorded $94,319 in interest expense.

During September 2013, the Company entered into promissory notes whereby it borrowed a total of $200,000 from Dr. Ronald Bain, its current president and chief operating officer, and his affiliate ConRon .  The notes are due on demand, bear interest at the rate of 5% per annum, and are convertible into shares of common stock at a conversion price equal to $0.12 per share of common stock (the then offering price of shares of common stock to unaffiliated investors).  As of September 30, 2013, there was a total of $667 accrued interest associated with these loans and the Company has recorded interest expense for the same amount. In October 2013, Dr. Bain converted principal and accrued interest in the amount of $180,408 into 1,503,403 shares of common stock (a conversion rate of $.12 per share).  In November 2013, the Company repaid in full the $20,000 remaining principal balance (plus accrued interest) of the convertible promissory note.

Domenica Seitz, CPA, has provided consulting services to the Company. During the fiscal year ended September 30, 2013, the amount of services rendered was nominal and was donated.

As of September 30, 2013, executive officers paid $60,100 to trade vendors on behalf of the Company in the ordinary course of business.